Intangible Assets, Net (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]
Goodwill [Line Items]
Intangible assets						$ 48,933,000	$ 45,100,000
Amortization expense management contracts	2178	1375	6863	4699	2962
Accumulated Amortization Other Intangibles	1638	522	3622	1890	2023
2013	13,300,000		13,300,000
2014	12,000,000		12,700,000
2015	8,500,000		10,000,000
2016	7,400,000		7,600,000
2017	$ 6,500,000		$ 6,800,000